Financial instruments - Narrative (Details)	12 Months Ended
	Sep. 30, 2025 CAD ($) customer	Sep. 30, 2024 CAD ($) customer	Sep. 30, 2023 CAD ($) customer
Financial instruments
Percentage of revenue was denominated in U.S. dollar driven by contracts with U.S. prime contractors	7.00%	10.00%	3.00%
Foreign exchange gain (loss)	$ 114,347	$ 59,191	$ (98,275)
Trade receivables	1,352,216	455,049
Current trade receivables	$ 874,252	$ 319,777	$ 68,530
Number of customers | customer	2	2	2
Cash	$ 6,686,429
Working capital (deficiency)	$ 6,027,820	$ (1,100,000)	$ 500,000
Trade receivables | Customer concentration risk
Financial instruments
Number of customers | customer	2	4
Customer one | Trade receivables | Customer concentration risk
Financial instruments
Percentage of receivables	75.00%	28.00%
Customer two | Trade receivables | Customer concentration risk
Financial instruments
Percentage of receivables	20.00%	21.00%
Customer three | Trade receivables | Customer concentration risk
Financial instruments
Percentage of receivables		16.00%
Customer four | Trade receivables | Customer concentration risk
Financial instruments
Percentage of receivables		11.00%